Intangible Asset, Net	12 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSET, NET
9.	INTANGIBLE ASSET, NET

As of June 30, 2024 and 2023, intangible assets, net consisted of the following:

	As of June 30,
	2024	2023
Copyright licenses	$1,959,379	$1,963,676
SaaS	-	137,906
	1,959,379	2,101,582
Less: accumulated amortization	(898,049)	(918,405)
Less: impairment for production copyright	(1,061,330)	(1,063,658)
	$-	$119,519

Copyright Licenses of Move it

Currently, the MOVE IT project is losing money, and the carrying value of the amortizable intangible asset could not be recoverable due to the poor financial performance, including declining customer numbers. As of June 30, 2024, the production copyright was fully impaired.

SaaS Software

The SaaS software is used for the administration of hip-hop dance training institutions. The SaaS software was purchased from a related party, Shenzhen HipHopJust Information Technology Co., Ltd., in January 2022 for a total cash consideration of RMB1,000,000 (equivalent to $154,909). The software belongs to Shenzhen JamBox, which was disposed of in January 2024.

For the fiscal years ended June 30, 2024, 2023, and 2022, amortization expense amounted to $8,074, $915,155, and $249,743, respectively.